Cover	May 06, 2024
Cover [Abstract]
Entity Registrant Name	GLACIER WORLDWIDE, INC.
Entity Central Index Key	0001655971
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 06, 2024
Entity File Number	333-208931
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	35-2539888
Entity Address Address Line 1	10390 Santa Monica Boulevard
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90025
City Area Code	310
Local Phone Number	359-6791
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false